Appendix 5 Details of assets and Liabilities in Foreign Currency - Summary of Assets and Liabilities in Foreign Currency (Detail) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure Of Assets And Liabilities By Currency [Line Items]
Cash and cash equivalents	$ 419,456,026	$ 245,999,192	$ 144,261,845	$ 133,015,629
Other current financial assets	20,627,062	584,244
Other current non-financial assets	6,002,142	15,831,486
Trade and other current receivables	419,752,286	445,071,856
Current accounts receivable from related parties	71,856,046	52,858,384
Inventories	39,686,942	37,539,596
TOTAL CURRENT ASSETS	1,059,341,785	866,526,937
Other non-current financial assets	33,418,204	28,827,542
Other non-current non-financial assets	13,813,139	13,336,152
Trade and other non-current receivables	36,182,399	33,500,105
Investments accounted for using the equity method	12,707,221	18,738,198	45,716,371
Intangible assets other than goodwill	55,170,904	44,470,750	42,879,326
Goodwill	887,257,655	887,257,655	887,257,655
Property, plant and equipment	3,585,687,137	3,476,128,634
Investment property	8,356,772	8,128,522	$ 8,150,987
Deferred tax assets	2,837,792	21,796,517
TOTAL NON-CURRENT ASSETS	4,635,431,223	4,532,184,075
TOTAL ASSETS	5,694,773,008	5,398,711,012
Other current financial liabilities	18,815,448	25,696,166
Trade and other current payables	594,498,606	561,505,283
Current accounts payable to related parties	119,612,972	90,428,929
Other current provisions	5,636,171	6,493,532
Current tax liabilities	67,027,507	61,599,415
Other current non-financial liabilities	11,225,942	11,523,322
Other non-current financial liabilities	781,978,145	854,016,751
Trade and other non-current payables	659,824	1,483,113
Non-current accounts payable to related parties	318,518	251,527
Deferred tax liabilities	172,223,681	199,364,794
Non-current provisions for employee benefits	57,081,924	59,934,127
Other non-current non-financial liabilities	309,776	313,503
TOTAL NON-CURRENT LIABILITIES	1,090,994,705	1,178,470,723
TOTAL LIABILITIES	1,907,811,351	1,935,717,370
Less than 90 Days [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Other current financial liabilities	7,999,866	15,021,428
Trade and other current payables	590,848,682	561,505,283
Current accounts payable to related parties	119,538,232	90,428,929
Other current provisions	384,955	6,493,532
Current tax liabilities	904,248	7,966,008
Other current non-financial liabilities		23,330
More than 90 Days [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Other current financial liabilities	10,815,582	10,674,738
Trade and other current payables	3,649,924
Other current provisions	5,251,216
Current tax liabilities	66,123,259	53,633,407
Other current non-financial liabilities	11,225,942	11,499,992
Foreign Currency USD [Member] | Less than 90 Days [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Other current financial liabilities	7,999,743	15,017,154
Trade and other current payables	16,184,962	9,463,287
Current accounts payable to related parties	9,090,837	4,936,256
Foreign Currency USD [Member] | More than 90 Days [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Other current financial liabilities	3,888,150	3,793,737
Foreign Currency Euros [Member] | Less than 90 Days [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Trade and other current payables	3,174,586	1,384,882
Current accounts payable to related parties	28,830,246	841,934
Foreign Currency Chilean Peso Non Adjustable | Less than 90 Days [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Other current financial liabilities	123	4,274
Trade and other current payables	570,756,357	549,686,859
Current accounts payable to related parties	81,602,552	84,643,039
Other current provisions	339,536	6,472,673
Current tax liabilities	757,479	7,966,008
Other current non-financial liabilities		23,330
Foreign Currency Chilean Peso Non Adjustable | More than 90 Days [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Trade and other current payables	3,649,924
Other current provisions	5,251,216
Current tax liabilities	66,123,259	53,633,407
Other current non-financial liabilities	11,225,942	11,499,992
Foreign Currency Argentine peso [member] | Less than 90 Days [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Trade and other current payables	732,777	970,255
Other current provisions	45,419	20,859
Current tax liabilities	146,769
Foreign Currency U.F. [Member] | More than 90 Days [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Other current financial liabilities	6,927,432	6,881,001
Foreign Currency Colombian peso [Member] | Less than 90 Days [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Current accounts payable to related parties	12,487	5,461
Foreign Currency Soles [Member] | Less than 90 Days [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Current accounts payable to related parties	2,110	2,239
Details of Assets and Liabilities in Foreign Currency [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Cash and cash equivalents	419,456,026	245,999,192
Other current financial assets	20,627,062	584,244
Other current non-financial assets	6,002,142	15,831,486
Trade and other current receivables	419,752,286	445,071,856
Current accounts receivable from related parties	71,856,046	52,858,384
Inventories	39,686,942	37,539,596
Current tax assets	77,756,048	55,649,171
Non- current assets or disposal group held for sale	4,205,233	12,993,008
TOTAL CURRENT ASSETS	1,059,341,785	866,526,937
Other non-current financial assets	33,418,204	28,827,542
Other non-current non-financial assets	13,813,139	13,336,152
Trade and other non-current receivables	36,182,399	33,500,105
Investments accounted for using the equity method	12,707,221	18,738,198
Intangible assets other than goodwill	55,170,904	44,470,750
Goodwill	887,257,655	887,257,655
Property, plant and equipment	3,585,687,137	3,476,128,634
Investment property	8,356,772	8,128,522
Deferred tax assets	2,837,792	21,796,517
TOTAL NON-CURRENT ASSETS	4,635,431,223	4,532,184,075
TOTAL ASSETS	5,694,773,008	5,398,711,012
Details of Assets and Liabilities in Foreign Currency [Member] | From One to Five Years [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Other non-current financial liabilities	51,932,458	83,294,443
Trade and other non-current payables	659,824	1,483,113
Non-current accounts payable to related parties	318,518	251,527
Other long-term provisions	52,318	17,912,846
Deferred tax liabilities	55,844,982	66,412,315
Non-current provisions for employee benefits	3,434,185	3,683,376
Other non-current non-financial liabilities	309,776	313,503
TOTAL NON-CURRENT LIABILITIES	112,552,061	173,351,123
TOTAL LIABILITIES	832,302,784	854,789,633
Details of Assets and Liabilities in Foreign Currency [Member] | More Than Five Years [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Other non-current financial liabilities	730,045,687	770,722,308
Other long-term provisions	78,370,519	45,194,062
Deferred tax liabilities	116,378,699	132,952,479
Non-current provisions for employee benefits	53,647,739	56,250,751
TOTAL NON-CURRENT LIABILITIES	978,442,644	1,005,119,600
TOTAL LIABILITIES	1,075,508,567	1,080,927,737
Details of Assets and Liabilities in Foreign Currency [Member] | Foreign Currency USD [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Cash and cash equivalents	14,016,336	5,198,139
Other current financial assets	20,441,150	422,705
Other current non-financial assets	902,026	65,138
Trade and other current receivables	5,273,104
Current accounts receivable from related parties	22,793,820	16,780,275
Other non-current financial assets	30,789,705	26,185,923
Other non-current non-financial assets	322,744
Investments accounted for using the equity method	3,783,316	3,982,934
Details of Assets and Liabilities in Foreign Currency [Member] | Foreign Currency USD [Member] | From One to Five Years [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Other non-current financial liabilities	29,636,407	61,372,923
Trade and other non-current payables	947
Details of Assets and Liabilities in Foreign Currency [Member] | Foreign Currency USD [Member] | More Than Five Years [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Other non-current financial liabilities	434,446,795	475,084,614
Details of Assets and Liabilities in Foreign Currency [Member] | Foreign Currency Euros [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Cash and cash equivalents	11,594
Current accounts receivable from related parties	42,663,049	424,692
Details of Assets and Liabilities in Foreign Currency [Member] | Foreign Currency Euros [Member] | From One to Five Years [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Trade and other non-current payables		29,952
Non-current accounts payable to related parties	318,518
Details of Assets and Liabilities in Foreign Currency [Member] | Foreign Currency Chilean Peso Non Adjustable
Disclosure Of Assets And Liabilities By Currency [Line Items]
Cash and cash equivalents	399,164,751	235,993,647
Other current financial assets	185,912	132,468
Other current non-financial assets	5,067,495	15,709,203
Trade and other current receivables	412,267,621	443,032,735
Current accounts receivable from related parties	6,399,177	33,974,454
Inventories	39,686,942	37,539,596
Current tax assets	77,609,523	55,346,643
Non- current assets or disposal group held for sale	4,205,233	12,993,008
Other non-current financial assets	2,628,499	2,641,619
Other non-current non-financial assets	12,326,385	12,241,662
Trade and other non-current receivables	25,228,146	21,948,173
Investments accounted for using the equity method	8,818,754	14,663,929
Intangible assets other than goodwill	54,917,055	44,276,221
Goodwill	887,257,655	887,257,655
Property, plant and equipment	3,570,236,354	3,460,089,520
Investment property	8,356,772	8,128,522
Deferred tax assets	2,837,792	21,796,517
Details of Assets and Liabilities in Foreign Currency [Member] | Foreign Currency Chilean Peso Non Adjustable | From One to Five Years [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Trade and other non-current payables	485,534	565,493
Non-current accounts payable to related parties		251,527
Other long-term provisions	52,318	17,912,846
Deferred tax liabilities	51,385,901	62,661,203
Non-current provisions for employee benefits	3,434,185	3,683,376
Other non-current non-financial liabilities	309,776	313,503
Details of Assets and Liabilities in Foreign Currency [Member] | Foreign Currency Chilean Peso Non Adjustable | More Than Five Years [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Other long-term provisions	78,370,519	45,194,062
Deferred tax liabilities	116,378,699	132,952,479
Non-current provisions for employee benefits	53,647,739	56,250,751
Details of Assets and Liabilities in Foreign Currency [Member] | Foreign Currency Argentine peso [member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Cash and cash equivalents	6,263,345	4,807,406
Other current non-financial assets	32,621	57,145
Trade and other current receivables	1,073,072	931,882
Current tax assets	146,525	302,528
Other non-current non-financial assets	378,940	303,837
Trade and other non-current receivables	62,563	27,567
Investments accounted for using the equity method	105,151	91,335
Intangible assets other than goodwill	253,849	194,529
Property, plant and equipment	15,450,783	16,039,114
Details of Assets and Liabilities in Foreign Currency [Member] | Foreign Currency Argentine peso [member] | From One to Five Years [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Trade and other non-current payables	173,343	887,668
Deferred tax liabilities	4,459,081	3,751,112
Details of Assets and Liabilities in Foreign Currency [Member] | Foreign Currency U.F. [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Other current financial assets		29,071
Trade and other current receivables	1,138,489	1,107,239
Other non-current non-financial assets	785,070	790,653
Trade and other non-current receivables	10,891,690	11,524,365
Details of Assets and Liabilities in Foreign Currency [Member] | Foreign Currency U.F. [Member] | From One to Five Years [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Other non-current financial liabilities	22,296,051	21,921,520
Details of Assets and Liabilities in Foreign Currency [Member] | Foreign Currency U.F. [Member] | More Than Five Years [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Other non-current financial liabilities	$ 295,598,892	295,637,694
Details of Assets and Liabilities in Foreign Currency [Member] | Foreign Currency Real [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Current accounts receivable from related parties		36,276
Details of Assets and Liabilities in Foreign Currency [Member] | Foreign Currency Colombian peso [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Current accounts receivable from related parties		1,627,495
Details of Assets and Liabilities in Foreign Currency [Member] | Foreign Currency Soles [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Current accounts receivable from related parties		$ 15,192